Material Accounting Policies Information (Tables)	12 Months Ended
Mar. 31, 2025
Material Accounting Policies Information Abstract
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31,	March 31,	March 31,
	2025	2024	2023
HK$ Balance sheet items, except for equity accounts	US$1= HK$7.7799	US$1=HK$ 7.8259	US$1=HK$ 7.8325
HK$ Items in the statements of income and cash flows	US$1= HK$7.7930	US$1=HK$ 7.8247	US$1=HK$ 7.7844
RMB balance sheet items, except for equity accounts	N/A	US$1=RMB 7.2203	US$1=RMB 6.5518
RMB Items in the statements of income and cash flows	N/A	US$1=RMB 7.1671	US$1=RMB 6.7834